Investments in associates and joint ventures - Narratives (Details) - USD ($) $ in Millions								1 Months Ended	12 Months Ended			85 Months Ended	109 Months Ended
	May 22, 2024	Nov. 01, 2023	Sep. 23, 2021	Jan. 29, 2021	Dec. 01, 2020	Nov. 27, 2017	Dec. 01, 2015	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Less than 100% Subsidiaries and Joint Ventures
Cash proceeds from divestment									$ 13
Net assets									40,871	$ 37,058		$ 40,871	$ 40,871	$ 39,166
Net assets in joint venture or associate attributable to entity									131	91		131	131	85
Unrecognised losses in associates and joint ventures									$ 177	92		177	177	140
Collaboration with Daiichi Sankyo on development and commercialisation of Enhertu
Less than 100% Subsidiaries and Joint Ventures
Proportion of ownership interest in joint operation									50.00%
Fuse Biosciences (Cayman) Limited
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in associate	18.75%								18.75%
Contributions to associates and joint ventures	$ 11
Percentage of board members in associate representing entity	25.00%
Wuxi AstraZeneca-CICC Venture Capital Partnership (Limited Partnership)
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in associate					22.00%
Contributions to associates and joint ventures								$ 1	$ 7	21	$ 45
IHP HK Holdings Limited
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in associate				50.00%
Contributions to associates and joint ventures				$ 30
VaxEquity
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in associate			40.00%
Contributions to associates and joint ventures			$ 14
Cellectis
Less than 100% Subsidiaries and Joint Ventures
Percentage of additional ownership interest in associate acquired	22.00%
Proportion of interest in associate	44.00%	22.00%							43.96%
Contributions to associates and joint ventures	$ 140	$ 80
Centus Biotherapeutics Limited
Less than 100% Subsidiaries and Joint Ventures
Investments in joint ventures									$ 0	$ 0		0	0	$ 0
Proportion of interest in joint venture							50.00%
Contributions to associates and joint ventures													$ 135
China, Dizal (Jiangsu) Pharmaceutical Co. Limited
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in joint venture						26.00%
Contributions to associates and joint ventures												$ 80
Daiichi Sankyo | Collaboration with Daiichi Sankyo on development and commercialisation of Enhertu
Less than 100% Subsidiaries and Joint Ventures
Proportion of ownership interest in joint operation									50.00%